LEASES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease [Abstract]
Gain from finance subleases	$ 0	$ 0	$ 301
Financing income on the net investment in the lease	221	199	245
Total	$ 221	$ 199	$ 546